Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING REVENUES
Time charter revenue (include related party revenues of $144,681, $142,826 and $153,661 for each of the years ended December 31, 2021, 2020 and 2019, respectively)	$ 402,524	$ 282,272	$ 263,035
Amortization of intangible liabilities-charter agreements (includes related party amortization of intangible liabilities-charter agreements of $6,882, $1,782 and $1,771 for each of the years ended December 31, 2021, 2020 and 2019, respectively)	45,430	541	(1,933)
Total operating revenues	447,954	282,813	261,102
OPERATING EXPENSES:
Vessel operating expenses (include related party vessels operating expenses of $15,294, $12,580 and $9,880 for each of the years ended December 31, 2021, 2020 and 2019, respectively)	130,304	102,837	87,786
Time charter and voyages expenses (include related party time charter and voyage expenses of $3,583, $2,446 and $1,845 for each of the years ended December 31, 2021, 2020 and 2019, respectively)	13,100	11,149	9,022
Depreciation and amortization	61,563	46,978	43,912
Impairment of vessels	0	8,497	0
General and administrative expenses	13,240	8,350	8,815
(Gain)/loss on sale of vessels	(7,770)	244	0
Operating Income	237,517	104,758	111,567
NON-OPERATING INCOME/(EXPENSES)
Interest income	449	956	1,791
Interest and other finance expenses (includes $5,764, $2,831 and $346 Notes premium for each of the years ended December 31, 2021, 2020 and 2019, respectively)	(69,227)	(65,354)	(74,994)
Other income, net	2,812	1,252	1,477
Total non-operating expenses	(65,966)	(63,146)	(71,726)
Income before income taxes	171,551	41,612	39,841
Income taxes	(56)	(49)	(3)
Net Income	171,495	41,563	39,838
Earnings allocated to Series B Preferred Shares	(8,263)	(3,995)	(3,081)
Net Income available to Common Shareholders	$ 163,232	$ 37,568	$ 36,757
Common Class A [Member]
Net Earnings per Class A common share
Basic	35,125,003	17,687,137	11,859,506
Diluted	35,508,015	17,752,525	11,906,906
Basic	$ 4.65	$ 1.23	$ 1.48
Diluted	$ 4.60	$ 1.22	$ 1.48